HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

April 16, 2007

Mr. Max A. Webb, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Jomar Specialties, Inc.

Third Amendment to Registration Statement on Form SB-2

File No. 333-139008

Filed: April 16, 2007

Dear Mr. Webb:

The response below contains Jomar Specialties, Inc.’s (the Company’s) response to the SEC’s Comment Letter dated April 13, 2007. On behalf of the Company, on April 16, 2007, I transmitted via EDGAR the Company’s Third Amendment to Registration Statement on Form SB-2.

Registration Statement

Management’s Discussion & Analysis

Results of Operations – Year ended December 31, 2006, page 21

1.

We corrected the disclosure regarding the increase in purchase of materials by deleting the improper reference to computer purchases, as follows:

The increase in purchases of materials of $12,273 is due primarily to the purchase of  ~~new computers and software which are capable of handling larger volumes and the purchase of~~ materials in bulk to complete job orders in a more efficient and timely manner.

Results of Operations – December 31, 2005, Page 23

2.

We revised the narrative disclosure explaining the payroll changes more clearly, as follows:

Our cost of goods sold remained a constant 10% as compared to 2004 and is below the 17% for the year ended December 31, 2006. Our 2005 line item expenses showed a decrease in payroll of over $25,000.  This decrease occurred because employees on the  ~~two principals~~  payroll prior to the reacquisition of the company ~~,~~   by Joseph P. Flad, Jr., and Mary E. Flad,  ~~worked full-time in the business, while not taking salaries~~  were no longer needed and let go , thereby reducing the need for some employee wages.  In addition the two principals of the company, Joe and Mary Flad, worked full-time in the business, while not taking salaries. Accordingly , in 2005 , the principals each show a contribution of noncash compensation to the company in the amount of $24,000 as foregone executive salaries.  For the year ended December 31, 2005, the above activities resulted in a net increase in cash and cash equivalents of $1,291 and a balance of $8,069 of cash and cash equivalents at December 31, 2005.

Mr. Max A. Webb

Re:  Jomar Specialties, Inc.

April 16, 2007

Audited Financial Statements for the Year Ended December 31, 2006

Note B – summary of Significant Accounting Policies

Income Taxes, page F-7

3.

The notes to financials have been revised to include disclosure which discusses the reclassification of undistributed earnings or losses to paid-in-capital as of the date of the termination, as follows (with appropriate references to Note G made elsewhere in the financials, see pages F-5 and F-7):

NOTE G – S CORPORATION TERMINATION AND CONSTRUCTIVE DISTRIBUTION

On October 15, 2006 the Company rescinded its Subchapter S election, to be effective as of that date.  The company reclassified undistributed losses of $25,567.35 as contributed capital.  This is reflected as a constructive distribution on the Statement of Changes in Stockholder’s Equity.

Signature page, page 60

4.

We revised the signature block to provide a signature for the “principal financial officer” and “principal accounting officer” as requested.

Please, do not hesitate to contact me at (941) 723-7564 should you have any questions.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Jomar Specialties, Inc. SB-2/A-3

2. Jomar Specialties, Inc. SB-2/A-3 comparison

3. Exhibit 5.3: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.